Note 17 - Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2018 USD ($)
Operating loss carryforwards	$ 71,343
Expire Next 12 Months [Member]
Operating loss carryforwards	1,615
Expire Year Two [Member]
Operating loss carryforwards	291
Expire Year Three [Member]
Operating loss carryforwards	12
Expire Year Four [Member]
Operating loss carryforwards	24
Expire Year Five [Member]
Operating loss carryforwards	1,697
Expire Thereafter [Member]
Operating loss carryforwards	67,704
United States [Member]
Operating loss carryforwards	7,760
United States [Member] | Expire Next 12 Months [Member]
Operating loss carryforwards	883
United States [Member] | Expire Year Two [Member]
Operating loss carryforwards
United States [Member] | Expire Year Three [Member]
Operating loss carryforwards
United States [Member] | Expire Year Four [Member]
Operating loss carryforwards	1
United States [Member] | Expire Year Five [Member]
Operating loss carryforwards	190
United States [Member] | Expire Thereafter [Member]
Operating loss carryforwards	6,686
EMEA [Member]
Operating loss carryforwards	56,164
EMEA [Member] | Expire Next 12 Months [Member]
Operating loss carryforwards
EMEA [Member] | Expire Year Two [Member]
Operating loss carryforwards
EMEA [Member] | Expire Year Three [Member]
Operating loss carryforwards
EMEA [Member] | Expire Year Four [Member]
Operating loss carryforwards
EMEA [Member] | Expire Year Five [Member]
Operating loss carryforwards	1,507
EMEA [Member] | Expire Thereafter [Member]
Operating loss carryforwards	54,657
Asia Pacific [Member]
Operating loss carryforwards	7,419
Asia Pacific [Member] | Expire Next 12 Months [Member]
Operating loss carryforwards	732
Asia Pacific [Member] | Expire Year Two [Member]
Operating loss carryforwards	291
Asia Pacific [Member] | Expire Year Three [Member]
Operating loss carryforwards	12
Asia Pacific [Member] | Expire Year Four [Member]
Operating loss carryforwards	23
Asia Pacific [Member] | Expire Year Five [Member]
Operating loss carryforwards
Asia Pacific [Member] | Expire Thereafter [Member]
Operating loss carryforwards	$ 6,361